As Filed with the United States Securities and Exchange Commission on August 14, 2026.
1933 Act Registration No. 333-36074
1940 Act Registration No. 811-09913

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 229	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 230	☒

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Houston, TX 77046-1173
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
Melanie Ringold, Esquire
11 Greenway Plaza, Houston, TX 77046
(Address of Principal Executive Office)

Copy to:
Taylor V. Edwards, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th FL New York, NY 10281-1087	Matthew R. DiClemente, Esquire Mena M. Larmour, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
__	immediately upon filing pursuant to paragraph (b)
X	on September 13, 2026 pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)
__	on (date) pursuant to paragraph (a)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This post-effective amendment relates only to the Class A, Class C, Class R, Class Y and Class R5 shares of Invesco NASDAQ 100 Index Fund series of the Registrant (the “Fund”) as described in the Explanatory Note below. No information relating to the Registrant’s other series is amended or superseded hereby.

EXPLANATORY NOTE
Post-Effective Amendment No. 134 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 135 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 134”), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act on July 28, 2020, EDGAR Accession No. 0001137439-20-000666, relating to the Class A, Class C, Class R, Class Y and Class R5 shares of Invesco NASDAQ 100 Index Fund (the “Fund”).
Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this Post-Effective Amendment No. 229 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 230 under the Investment Company Act) (“PEA No. 229”) is being filed solely for the purpose of designating September 13, 2026, as the new effective date for PEA No. 134. The effectiveness of PEA No. 134 was delayed previously pursuant to Post-Effective Amendment Nos. 140, 141, 142, 144, 145, 146, 147, 148, 150, 151, 153, 154, 155, 156, 157, 158, 160, 161, 162, 163, 164, 165, 166, 167, 168, 169, 170, 171, 173, 175, 176, 178, 179, 180, 181, 182, 183, 184, 185, 186, 187, 188, 190, 191, 192, 193, 194, 195, 196, 197, 198, 199, 200, 201, 202, 204, 205, 206, 207, 208, 209, 210, 211, 212, 214, 215, 216, 217, 220, 221, 223, 224, 225, 226, 227 and 228 to the Registrant's Registration Statement filed on October 9, 2020, November 10, 2020, December 9, 2020, January 7, 2021, February 4, 2021, March 4, 2021, April 1, 2021 April 30, 2021, May 28, 2021, June 25, 2021, July 23, 2021, August 20, 2021, September 17, 2021, October 15, 2021, November 12, 2021, December 10, 2021, January 7, 2022, February 4, 2022, March 4, 2022, April 1, 2022, April 29, 2022, May 27, 2022, June 24, 2022, July 22, 2022, August 19, 2022, September 16, 2022, October 14, 2022 November 10, 2022, December 9, 2022, January 6, 2023, February 3, 2023, March 3, 2023, March 31, 2023, April 28, 2023, May 26, 2023, June 23, 2023, July 21, 2023, August 18, 2023, September 15, 2023, October 13, 2023,  November 9, 2023, December 8, 2023, January 5, 2024, February 2, 2024, March 1, 2024, March 28, 2024, April 26, 2024, May 24, 2024, June 21, 2024, July 19, 2024, August 16, 2024, September 13, 2024, October 11, 2024,  November 8, 2024, December 6, 2024, January 3, 2025, January 31, 2025, February 28, 2025, March 28, 2025, April 25, 2025 , May 23, 2025, June 20, 2025, July 18, 2025, August 15, 2025, September 12, 2025, October 10, 2025, November 7, 2025, December 5, 2025, January 2, 2026, January 30, 2026, February 27, 2026, March 27, 2026, April 24, 2026, May 22, 2026, June 18, 2026 and July 17, 2026, respectively.
The Prospectus and Statement of Additional Information for the Fund’s Class A, Class C, Class R, Class Y and Class R5 shares included in PEA No. 134 are incorporated by reference into this PEA No. 229.
The Part C of the Registrant’s Registration Statement included in Post-Effective Amendment No. 222 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 223 under the Investment Company Act), filed on February 20, 2026, EDGAR Accession No. 0001104659-26-018074, is incorporated by reference into this PEA No. 229.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, Texas, on the 14th  day of August, 2026.
AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
By:	/s/ Glenn Brightman
(Glenn Brightman)
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Glenn Brightman	President	August 14, 2026
(Glenn Brightman)	(Principal Executive Officer)
/s/ Beth Ann Brown*	Chair and Trustee	August 14, 2026
(Beth Ann Brown)
/s/ Carol Deckbar*	Trustee	August 14, 2026
(Carol Deckbar)
/s/ Cynthia Hostetler*	Trustee	August 14, 2026
(Cynthia Hostetler)

SIGNATURE	TITLE	DATE
/s/ Eli Jones*	Trustee	August 14, 2026
(Eli Jones)
/s/ Elizabeth Krentzman*	Trustee	August 14, 2026
(Elizabeth Krentzman)
/s/ Jeffrey H. Kupor*	Trustee	August 14, 2026
(Jeffrey H. Kupor)
/s/ Anthony J. LaCava, Jr.*	Trustee	August 14, 2026
(Anthony J. LaCava, Jr.)
/s/ James Liddy*	Trustee	August 14, 2026
(James Liddy)
/s/ Edward Perkin*	Trustee	August 14, 2026
(Edward Perkin)
/s/ Douglas Sharp*	Trustee	August 14, 2026
(Douglas Sharp)
/s/ Daniel S. Vandivort*	Trustee	August 14, 2026
(Daniel S. Vandivort)

/s/ Adrien Deberghes	Senior Vice President &	August 14, 2026
(Adrien Deberghes)	Treasurer (Principal Financial Officer)

/s/ Glenn Brightman		August 14, 2026
(Glenn Brightman)
Attorney-In-Fact

*Glenn Brightman, pursuant to powers of attorney dated February 3, 2026, incorporated herein by reference to Post-Effective Amendment No. 222 to the Registration Statement of Registrant filed on February 20, 2026.